Pension and Other Postretirement Benefits - Reconciliation of Fair Value Measurements Using Significant Unobservable Inputs (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Fair value of plan assets at end of year	$ 2,360	$ 1,975
Significant Unobservable Inputs (Level 3) [Member]
Fair value of plan assets at beginning of year	165	150
Transfer in (out) of Level 3	2
Purchases	15	22
Sales	(5)	(6)
Settlements	(13)	(10)
Unrealized gain/(loss)	1	4
Realized gain/(loss)	9	5
Fair value of plan assets at end of year	174	165
Equity Securities [Member] | Significant Unobservable Inputs (Level 3) [Member]
Fair value of plan assets at beginning of year	27	30
Transfer in (out) of Level 3
Purchases	4	2
Sales	(4)	(5)
Settlements	(1)
Unrealized gain/(loss)	4	(1)
Realized gain/(loss)	1	1
Fair value of plan assets at end of year	31	27
Fixed Income [Member] | Significant Unobservable Inputs (Level 3) [Member]
Fair value of plan assets at beginning of year	9	3
Transfer in (out) of Level 3	2
Purchases	2
Sales	(1)	(1)
Settlements	1	7
Unrealized gain/(loss)
Realized gain/(loss)
Fair value of plan assets at end of year	13	9
Private Equity [Member] | Significant Unobservable Inputs (Level 3) [Member]
Fair value of plan assets at beginning of year	64	62
Transfer in (out) of Level 3
Purchases	4	11
Sales
Settlements	(8)	(11)
Unrealized gain/(loss)	(11)	(4)
Realized gain/(loss)	7	6
Fair value of plan assets at end of year	56	64
Real Estate [Member] | Significant Unobservable Inputs (Level 3) [Member]
Fair value of plan assets at beginning of year	65	55
Transfer in (out) of Level 3
Purchases	5	9
Sales
Settlements	(5)	(6)
Unrealized gain/(loss)	8	9
Realized gain/(loss)	1	(2)
Fair value of plan assets at end of year	$ 74	$ 65